DEFERRED TAXES	12 Months Ended
Dec. 31, 2020
DEFERRED TAXES
DEFERRED TAXES

NOTE 16. DEFERRED TAXES

The income tax was $0 as of December 31, 2020 and 2019.

Significant components of the Company’s deferred tax assets at December 31, 2020 and 2019 are shown below. A valuation allowance has been established as realization of such deferred tax assets has not met the more likely-than-not threshold requirement. The increase in the valuation allowance in 2020 represents the increase in deferred tax assets that the Company has determined is not more likely than not of being recovered. If the Company’s judgment changes and it is determined that the Company will be able to realize these deferred tax assets, the tax benefits relating to any reversal of the valuation allowance on deferred tax assets will be accounted for as a reduction to income tax expense.

As of December 31, 2020 and 2019, the Company had federal and state net operating loss carryforwards of approximately $34 million and $29 million, respectively. Of the current net operating loss carryforwards, $14 million expire starting in 2033 through 2037 and $20 million do not expire. The Company is currently evaluating whether there have been one or more ownership changes pursuant to IRC Sections 382 and 383.  If the Company determines there were one or more ownership changes under these rules, the use of its U.S. federal and state net operating loss carryforwards may be limited and/or otherwise expire unused.

The components of net deferred tax assets are as follows:

	December 31,
	2020	2019
Net operating loss carryforwards	$8,438,428	$7,116,767
Equity-based instruments	2,883,318	2,645,225
Long-lived assets and other	203,274	491,730
Capital loss carryforward	119,915	120,318
Deferred tax asset valuation allowance	(11,644,935)	(10,374,040)
	$—	$—

A reconciliation of our income tax provision and the amounts computed by applying statutory rates to income before income taxes is as follows:

	Year ended December 31,
	2020	2019
Income tax benefit at statutory rate	$(1,607,608)	$(3,251,597)
State income tax benefit, net of Federal benefit	(178,226)	(566,351)
Equity-based instruments	103,372	146,446
Fair market value adjustment/loss on extinguishment – derivative liabilities	(154,517)	636,532
Amortization of debt discount	412,823	498,018
Other	142,124	(59,749)
Valuation allowance	1,282,032	2,596,701
	$—	$—